Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Accounts Receivable And Prepaid Expenses [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2021	2020
	USD

Government authorities	$48	$18
Prepaid expenses and others	$881	$1,039

	$929	$1,057